Warrants Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Warrants Liabilities [Abstract]
Schedule of Fair Value

Considering that the fair value as of June 30, 2024, and 2023, is $0.0500 and $0.0799 per ordinary share respectively, the valuation of warrants is the following:

	As of June 30, 2024	As of June 30, 2023
At the beginning of the year	$887,689	$—
Issued by the SPAC	—	1,666,500
Fair value remeasurement (Gain)	(332,189)	(778,811)
At the end of the year	$555,500	$887,689